LOANS RECEIVABLE	3 Months Ended
Mar. 31, 2025
Galaxy Digital Holdings, LP
Financing Receivable, Allowance for Credit Loss [Line Items]
LOANS RECEIVABLE
12. LOANS RECEIVABLE
In the general course of business, the Company offers fiat-denominated loans to counterparties in the digital asset industry against digital assets or other collateral. No loans receivable were on nonaccrual status as of December 31, 2024 or 2023.
Loans receivable, current and non-current

(in thousands)	December 31, 2024	December 31, 2023
Loans receivable	$476,620	$377,105
Loans receivable, non-current	—	10,259
Loans receivable, current and non-current	$476,620	$387,364
The outstanding loans receivable are scheduled to be repaid during the following periods:

(in thousands)	Amounts
2025	$476,620
Loans receivable, current and non-current	$476,620
Outstanding balances represent loan principal and exclude accrued interest receivable on loans. The allowance for credit losses for Loans receivable was not material to the Company’s consolidated financial statements as of December 31, 2024 and 2023 due to the collateralized nature of the loan receivables and / or their short-term maturity.
Collateral payable associated with loans receivable, current

(in thousands)	December 31, 2024	December 31, 2023
Collateral payable — Digital assets	$620,633	$444,839
Collateral payable — Cash	—	—
Collateral payable associated with loans receivable, current	$620,633	$444,839
For the years ended December 31, 2024, 2023, and 2022, interest income related to the Company’s Loans receivable was $48.7 million, $36.5 million, and $17.6 million, respectively.